STOCK REPURCHASE PROGRAM (Tables)	12 Months Ended
Oct. 28, 2018
Equity [Abstract]
Changes In treasury common stock, at cost
Changes in treasury stock, at cost, were as follows (in thousands):

	Number of Shares	Amount
Balance, November 1, 2015	447	$7,523
Purchases	4,590	64,015
Issuance of restricted stock	162	—
Retirements	(4,424)	(62,279)
Balance, October 30, 2016	775	$9,259
Purchases	2,958	43,603
Issuance of restricted stock	20	—
Retirements	(3,444)	(50,587)
Deferred compensation obligation	(18)	(135)
Balance, October 29, 2017	291	$2,140
Purchases	2,939	51,773
Issuance of restricted stock	(181)	—
Retirements	(2,939)	(51,772)
Deferred compensation obligation	(49)	(954)
Balance, October 28, 2018	61	$1,187